Description of Organization and Business Operations (Details) - shares	6 Months Ended	9 Months Ended
	Jun. 30, 2018	Oct. 13, 2014	Dec. 31, 2017
Description of Organization and Business Operations [Abstract]
Entity date of incorporation	Mar. 14, 2008
Entity date of Initial Public Offering	Jul. 01, 2008
Navios Holdings' voting interest in Navios Acquisition	45.00%
Navios Holdings' economic interest in Navios Acquisition	48.30%
Common stock shares outstanding	145,244,205		152,107,905
Navios Midstream
General partner interest	2.00%	2.00%
Limited partner interest including general partner interest	59.00%
Series C Convertible Preferred Stock
Preferred stock shares outstanding	1,000		1,000